UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                  ---------------------------

Check here if Amendment /  /; Amendment Number:
                                                    -------------------------
   This Amendment (Check only one.):   /  /  is a restatement.
                                       /  /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28- 11728
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia       Los Angeles, CA             May 8, 2009
------------------------     ------------------------    ---------------------
      [Signature]                 [City, State]                [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              ---------------------------------

Form 13F Information Table Entry Total:        69
                                              ---------------------------------

Form 13F Information Table Value Total:        $63,869
                                              ---------------------------------
                                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None























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                                                    FORM 13-F INFORMATION TABLE

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COLUMN 1               COLUMN 2            COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
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NAME OF                TITLE OF                        VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER                  CLASS               CUSIP     (X$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
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
AIR PRODS &
  CHEMS INC              COM              009158106      602     10,696   SH            SOLE          NO      10,696

ALLSTATE CORP            COM              020002101      257     13,399   SH            SOLE          NO      13,399

CISCO SYS INC            COM              17275R102      333     19,875   SH            SOLE          NO      19,875

DELL INC                 COM              24702R101      432     45,550   SH            SOLE          NO      45,550

DISNEY WALT CO           COM DISNEY       254687106      477     26,248   SH            SOLE          NO      26,248

HARLEY DAVIDSON INC      COM              412822108      493     36,796   SH            SOLE          NO      36,796

MANPOWER INC             COM              56418H100      249      7,900   SH            SOLE          NO       7,900

METLIFE INC              COM              59156R108      501     22,015   SH            SOLE          NO      22,015

MICROSOFT CORP           COM              594918104      433     23,557   SH            SOLE          NO      23,557

RENT A CTR INC NEW       COM              76009N100       70      3,600   SH            SOLE          NO       3,600

ROCKWELL COLLINS INC     COM              774341101      460     14,088   SH            SOLE          NO      14,088

TRANSOCEAN LTD           REG SHS          H8817H100      367      6,241   SH            SOLE          NO       6,241

UNITEDHEALTH
  GROUP INC              COM              91324P102      387     18,489   SH            SOLE          NO      18,489

ASML HOLDING N V         NY REG SHS       N07059186    2,136    121,985   SH            SOLE          NO     121,985

AXA                      SPONSORED ADR    054536107    1,251    104,461   SH            SOLE          NO     104,461
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

BRITISH AMERN
  TOB PLC                SPONSORED ADR    110448107    1,482     32,215   SH            SOLE          NO      32,215

CREDIT SUISSE
  GROUP                  SPONSORED ADR    225401108    1,196     39,219   SH            SOLE          NO      39,219

CRH PLC                  ADR              12626K203    1,022     47,024   SH            SOLE          NO      47,024

ERICSSON L M
  TEL CO                 ADR B SEK 10     294821608    2,163    267,360   SH            SOLE          NO     267,360

FRANCE TELECOM           SPONSORED ADR    35177Q105    2,174     95,950   SH            SOLE          NO      95,950

GLAXOSMITHKLINE
  PLC                    SPONSORED ADR    37733W105        7        235   SH            SOLE          NO         235

HONDA MOTOR LTD          AMERN SHS        438128308    1,906     80,421   SH            SOLE          NO      80,421

HSBC HOLDINGS PLC        SPON ADR NEW     404280406    1,164     41,249   SH            SOLE          NO      41,249

MANULIFE FINL CORP       COM              56501R106    1,262    112,664   SH            SOLE          NO     112,664

MITSUBISHI UFJ
  FINL GROUP IN          SPONSORED ADR    606822104    1,658    337,031   SH            SOLE          NO     337,031

NOVARTIS A G             SPONSORED ADR    66987V109      658     17,400   SH            SOLE          NO      17,400

PRECISION
  DRILLING TR            TR UNIT          740215108      493    183,960   SH            SOLE          NO     183,960

REED ELSEVIER N V        SPONSORED ADR    758204101    1,675     78,226   SH            SOLE          NO      78,226

RIO TINTO PLC            SPONSORED ADR    767204100    2,522     18,815   SH            SOLE          NO      18,815

ROYAL DUTCH
  SHELL PLC              SPON ADR B       780259107    2,611     59,863   SH            SOLE          NO      59,863

SANOFI AVENTIS           SPONSORED ADR    80105N105    1,499     53,670   SH            SOLE          NO      53,670
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SIEMENS A G              SPONSORED ADR    826197501    2,607     45,753   SH            SOLE          NO      45,753

TELEFONICA S A           SPONSORED ADR    879382208    3,020     50,651   SH            SOLE          NO      50,651

TELUS CORP               NON-VTG SHS      87971M202    1,685     63,910   SH            SOLE          NO      63,910

UBS AG                   SHS NEW          H89231338    1,139    120,804   SH            SOLE          NO     120,804

VODAFONE GROUP
  PLC NEW                SPON ADR NEW     92857W209    1,234     70,815   SH            SOLE          NO      70,815

AMERICA MOVIL
  SAB DE CV              SPON ADR L SHS   02364W105      285     76,000   SH            SOLE          NO      76,000

AU OPTRONICS CORP        SPONSORED ADR    002255107    1,453    173,173   SH            SOLE          NO     173,173

BRASIL TELECOM SA        SPONS ADR PFD    10553M101      280     16,900   SH            SOLE          NO      16,900

CELLCOM ISRAEL LTD       SHS              M2196U109       66      3,084   SH            SOLE          NO       3,084

CEMEX SAB DE CV          SPON ADR NEW     151290889      434     69,395   SH            SOLE          NO      69,395

CHECK POINT
  SOFTWARE TECH LT       ORD              M22465104      782     35,200   SH            SOLE          NO      35,200

CHINA LIFE INS
  CO LTD                 SPON ADR REP H   16939P106      202      4,100   SH            SOLE          NO       4,100

CHINA MOBILE
  LIMITED                SPONSORED ADR    16941M109    1,628     37,400   SH            SOLE          NO      37,400

CHINA PETE &
  CHEM CORP              SPON ADR H SHS   16941R108       77      1,200   SH            SOLE          NO       1,200

CHUNGHWA TELECOM
  CO LTD                 SPON ADR NEW     17133Q304      565    151,044   SH            SOLE          NO     151,044
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

COMPANHIA DE
  SANEAMENTO BASI        SPONSORED ADR    20441A102      747     35,000   SH            SOLE          NO      35,000

COMPANHIA VALE
  DO RIO DOCE            SPONSORED ADR    204412209    1,479    111,200   SH            SOLE          NO     111,200

COMPANHIA VALE
  DO RIO DOCE            SPON ADR PFD     204412100      115     10,200   SH            SOLE          NO      10,200

CNOOC LTD                SPONSORED ADR    126132109    1,418     14,100   SH            SOLE          NO      14,100

GOLD FIELDS LTD
  NEW                    SPONSORED ADR    38059T106    1,134    100,000   SH            SOLE          NO     100,000

GRUPO TELEVISA
  SA DE CV               SP ADR REP ORD   40049J206       19      1,400   SH            SOLE          NO       1,400

ICICI BK LTD             ADR              45104G104      113      8,500   SH            SOLE          NO       8,500

INFOSYS TECHNOLOGIES
  LTD                    SPONSORED ADR    456788108      361     13,800   SH            SOLE          NO      13,800

LG DISPLAY CO LTD        SPONS ADR REP    50186V102      563     55,100   SH            SOLE          NO      55,100

MECHEL OAO               SPONSORED ADR    583840103      577    138,300   SH            SOLE          NO     138,300

MOBILE TELESYSTEMS
  OJSC                   SPONSORED ADR    607409109      545     18,200   SH            SOLE          NO      18,200

NETEASE COM INC          SPONSORED ADR    64110W102    1,112     41,400   SH            SOLE          NO      41,400

PETROCHINA CO LTD        SPONSORED ADR    71646E100      128      1,600   SH            SOLE          NO       1,600

PETROLEO BRASILEIRO
  SA PETRO               SP ADR NON VTG   71654V101    1,240    477,750   SH            SOLE          NO     477,750
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

PETROLEO BRASILEIRO
  SA PETRO               SPONSORED ADR    71654V408    2,038     66,900   SH            SOLE          NO      66,900

POSCO                    SPONSORED ADR    693483109      134      2,000   SH            SOLE          NO       2,000

SASOL LTD                SPONSORED ADR    803866300        9        300   SH            SOLE          NO         300

SHANDA INTERACTIVE
  ENTMT LTD              SPONSORED ADR    81941Q203      802     20,300   SH            SOLE          NO      20,300

SOHU COM INC             COM              83408W103       83      2,000   SH            SOLE          NO       2,000

TAIWAN SEMICONDUCTOR
  MFG LTD                SPONSORED ADR    874039100      704     78,682   SH            SOLE          NO      78,682

TELE NORTE LESTE
  PART S A               SPON ADR PFD     879246106      365     26,400   SH            SOLE          NO      26,400

TEVA PHARMACEUTICAL
  INDS LTD               ADR              881624209    2,163     48,024   SH            SOLE          NO      48,024

YANZHOU COAL MNG
  CO LTD                 SPON ADR H SHS   984846105      653     91,100   SH            SOLE          NO      91,100
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